Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Summary of Components of Lease Expense	The components of lease expense are as follows:

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions)
Operating lease cost	$4	$4

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases is as follows:

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$4	$3
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	—	1

Summary of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to operating leases is as follows:

	March 31, 2023	December 31, 2022
	(Dollars in millions)
Other assets	$44	$44
Accrued liabilities	9	9
Other liabilities	36	36

	March 31, 2023	December 31, 2022
Weighted-average remaining lease term (in years)	8.33	8.41
Weighted-average discount rate	5.59%	5.61%

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities as of March 31, 2023 were as follows:

(Dollars in millions)
2023	$8
2024	9
2025	7
2026	6
2027	5
Thereafter	20
Total lease payments	55
Less imputed interest	(10)
$45